INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (960.6)	$ (1,040.8)	$ (1,049.3)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	2,800.0	2,800.0
True-up of tax provisions in respect of prior years	4.5	27.5
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 77.6	82.0
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ 4.1